Sole-Source Cost-Sharing Agreement and Cooperative Research and Development Agreement	12 Months Ended
Dec. 31, 2019
Disclosure Of Cost Sharing Agreement And Cooperative Research And Development Agreement [Abstract]
Sole-Source Cost-Sharing Agreement And Cooperative Research And Development Agreement
10.	SOLE-SOURCE COST-SHARING AGREEMENT AND COOPERATIVE RESEARCH AND DEVELOPMENT AGREEMENT
In July 2015, the Company entered into a sole source cost sharing agreement with the U.S. Army Medical Research and Materiel Command (“USAMRMC”). Under the terms of the contract, the USAMRMC reimbursed the Company up to $3.0 million to conduct a registrational trial investigating the safety and effectiveness of the PoNS device for the treatment of chronic balance deficits due to mmTBI. Reimbursement of expenses under the agreement was based on a schedule of milestones related to the completion of subjects in the trial. The original contract expired on December 31, 2016; however, the Company extended the agreement through December 31, 2017. On November 7, 2017, the Company received another extension of the contract agreement to December 31, 2018.
In addition, during the third quarter of 2017, the Company announced the execution of an extension to its Cooperative Research and Development Agreement with the USAMRMC through 2018 and extended the deadline for commercialization of the PoNS device to December 31, 2021.
In December 2018, the U.S. Army notified the Company that they were amending the U.S. Army Agreement such that the satisfaction of the obligation of the contract was changed from FDA marketing authorization of the PoNS device to submitting of an application for marketing authorization of the PoNS device with the FDA. The Company satisfied this obligation when it submitted its application for marketing authorization of the PoNS device to the FDA on August 31, 2018, and provided copies of the submission documents to the U.S. Army.
As of December 31, 2018, the Company had received a total of $3.0 million with respect to expenses reimbursed for amounts owed to the Company for completion of development milestones. All reimbursement amounts received are credited directly to the accounts in which the original expenses were recorded, including research and development, wages and salaries, and legal expenses.